Intangible assets (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of intangible assets
	Year Ended June 30
(US dollars in thousands)	2026	2025*restated	2024
Goodwill	18,181	1,788	1,636
Other intangible assets	35,824	13,798	13,600
Total	54,005	15,586	15,236

Schedule of goodwill

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
As at July 1	1,788	1,636	17,698
Recognized during the year	16,399
Impairment losses	-	-	(16,124)
Foreign exchange	(6)	152	63
Carrying value	18,181	1,788	1,636

Schedule of carrying amounts of goodwill cash generating unit

	Year Ended June 30
(US dollars in thousands)	2026	2025*restated	2024
Cromwell (allocated to the Data Center segment)	16,399	-	-
Tembo (allocated to the Electric Vehicle segment)	1,782	1,788	1,636
Total	18,181	1,788	1,636

Schedule of other intangible assets

(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other Intangible Assets	Total Intangible Assets
Cost
At June 30, 2023	2,556	1,338	3,951	12,678	7,832	203	28,558
Foreign exchange	(9)	1	25	-	(112)	-	(95)
Additions	-	-	-	13	3,966	-	3,979
Disposals	-	-	-	-	-	-
At June 30, 2024	2,547	1,339	3,976	12,691	11,686	203	32,442
Foreign exchange	125	34	-	-	1078	-	1,237
Reclassification	-	-	-	47	-	(47)	-
Additions	-	-	-	-	1,141	-	1,141
At June 30, 2025*restated	2,672	1,373	3,976	12,738	13,905	156	34,820
Foreign exchange	-	-	-	-	(284)	1	(283)
Additions	-	15,200	7,100	-	288	-	22,588
At June 30, 2026	2,672	16,573	11,076	12,738	13,909	157	57,125

Amortization and Impairment	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2023	1,507	624	1,732	-	61	156	4,080
Foreign exchange	(6)	(1)	19	-	(3)	-	9
Amortization	390	138	261	-	34	-	823
Impairment	290	488	1,964	11,188	-	-	13,930
At June 30, 2024	2,181	1,249	3,976	11,188	92	156	18,842
Foreign exchange	112	30	-	-	128	-	270
Amortization	273	74	-	-	13	-	360
Impairment	-	-	-	1,550	-	-	1,550
At June 30, 2025	2,566	1,353	3,976	12,738	233	156	21,022

Foreign exchange	-	-	-	-	-	-	-
Amortization	-	213	66	-	-	-	279
Impairment	-	-	-	-	-	-	-
At June 30, 2026	2,566	1,566	4,042	12,738	233	156	21,301

Net book value	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2024	366	90	-	1,503	11,594	47	13,600
At June 30, 2025*restated	106	20	-	-	13,672	-	13,798
At June 30, 2026	106	15,007	7,034	-	13,676	1	35,824